OTHER COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands, £ in Millions	9 Months Ended
	Sep. 30, 2017 USD ($) lease	Sep. 30, 2017 GBP (£)	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Book value of vessels secured against long-term loans and capital leases	$ 1,569,142		$ 1,622,416
Leases subject to tax lease | lease	1
Accrued gain (loss) on terminated contracts	$ 1,100
Foreign Tax Authority | Indonesia | NR Satu Related Claim
Loss Contingencies [Line Items]
Estimate of possible loss	24,000
Minimum
Loss Contingencies [Line Items]
Estimate of possible loss	0
Maximum
Loss Contingencies [Line Items]
Estimate of possible loss	$ 26,000	£ 22.0